Operating Segments - External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [Line Items]
Revenue	$ 1,109,800	$ 912,643	$ 928,258
Non-current assets (excluding goodwill and intangible assets)	191,880	219,038
Jersey, Channel Islands [member]
Disclosure of geographical areas [Line Items]
Revenue	0	0	0
Non-current assets (excluding goodwill and intangible assets)	0	0
UK [member]
Disclosure of geographical areas [Line Items]
Revenue	363,871	286,646	291,295
Non-current assets (excluding goodwill and intangible assets)	5,066	6,396
USA [member]
Disclosure of geographical areas [Line Items]
Revenue	504,260	403,527	392,601
Non-current assets (excluding goodwill and intangible assets)	14,707	16,601
India [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	90,272	108,971
South Africa [member]
Disclosure of geographical areas [Line Items]
Revenue	22,270	26,450	35,429
Non-current assets (excluding goodwill and intangible assets)	12,136	16,737
Philippines [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	59,030	58,149
Rest of the world [member]
Disclosure of geographical areas [Line Items]
Revenue	84,072	64,342	54,750
Non-current assets (excluding goodwill and intangible assets)	10,669	12,184
Europe (excluding UK) [member]
Disclosure of geographical areas [Line Items]
Revenue	67,918	61,381	74,308
Australia [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 67,409	$ 70,297	$ 79,875